The Hennessy Funds, Inc.

The Courtyard Square

750 Grant Avenue, Suite 100

Novato, CA 94945







October 30, 1997







Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room



Re:             Hennessy Balanced Fund (the "Fund")

                File Nos. 333-00227 and 811-7493



Ladies and Gentlemen:



Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically on October 28, 1997.



Respectively,









Teresa M. Nilsen

Vice President & Secretary